Potential sale of ING Bank Eurasia JSC	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
Potential sale of ING Bank Eurasia JSC	32 Potential sale of ING Bank (Eurasia) JSC
On 28 January 2025, ING announced the proposed sale of ING Bank (Eurasia) JSC to Global Development JSC.
Completion of the transaction is subject to various regulatory approvals. This transaction will effectively end ING’s activities in the Russian market. Under the terms of the agreement, Global Development JSC will acquire all shares of ING Bank (Eurasia) JSC, taking over all Russian onshore activities and staff. Global Development JSC intends to continue to serve customers in Russia under a new brand. As of the date of this report and as announced in
September 2025, the buyer has not received all necessary approvals yet. We continue working towards completing the transaction and our exit from the Russian market. In the meantime, we are in discussion with regulators on the conflicting regulatory requirements in various jurisdictions with respect to the activities of ING
Bank (Eurasia) JSC.
ING  has taken on no new business with Russian companies, has scaled down operations and has taken actions to separate the business from ING’s networks and systems. Until sales completion ING Group continues to direct the relevant activities of ING Eurasia and, therefore, continues to control and to consolidate it.
Based on 31 December 2025 position, ING estimates a negative impact to the Result on disposal of Group companies of EUR 0.8 billion post tax. This includes an estimated book loss of EUR 0.5 billion, representing the expected difference between the sale price and the book value of the business. It also includes an estimated negative impact of EUR 0.3 billion from recycling the currency translation adjustment net of the Net Investment hedge reserve through P&L. These estimates are subject to change, depending on the position at the closing date.
Given the prevailing uncertainties around substantive regulatory approvals as at 31 December 2025, no book loss was recognised in 2025 and assets and liabilities of the disposal group were not classified as held for sale.
Furthermore, recycling of the currency translation reserve and the net investment hedge reserve through P&L will only occur upon deal closing when ownership and control over ING Eurasia is transferred. Such recycling of the reserves will have no impact on total equity and, hence, ING’s CET1 ratio.